Income Tax (Details) - Schedule of federal income tax rate to the Company’s effective tax rate	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of federal income tax rate to the Company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Permanent differences	110.00%	(27.00%)
Valuation allowance	(131.00%)	6.00%
Income tax provision expense	0.00%	0.00%